Classification and measurement of financial instruments - Summary of Reconciliation of Movements in the Fair Values of Financial Instruments Classified as Level 3 (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of fair value measurement of assets and liabilities [line items]
At 1 January	[1]	$ 4,216
At 31 December		4,813	$ 4,216	[1]
At 1 January	[1]	(5,824)
Unrealised changes in fair value		(4)	8	[2]	$ 6	[2]
At 31 December		(6,759)	(5,824)	[1]
Other financial assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
At 1 January		103	106
Valuation losses recognised in other comprehensive income		(2)	(1)
Additions		8
Unrealised changes in fair value	[3]	0
Exchange and other adjustments		1	(2)
At 31 December		110	103		106
Contingent purchase consideration [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
At 1 January		(65)	(73)
Valuation losses recognised in other comprehensive income		0
Unrealised changes in fair value	[3]	(4)	8
Exchange adjustments		0
At 31 December		(69)	(65)		(73)
Other Payables [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
At 1 January		(18)	0
Valuation losses recognised in other comprehensive income		0
Unrealised changes in fair value	[3]	18	(18)
Exchange adjustments		0
At 31 December		$ 0	$ (18)		$ 0

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ (see New accounting standards and other presentational changes).
[2]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ and to combine System Fund revenues and reimbursables (see New accounting standards and other presentational changes).
[3]	The change in the fair value of other payables was recognised within share of profits/(losses) from associates and joint ventures in the Group income statement and is presented as an exceptional item (see note 6).